Derivative Financial Instruments - Summary of Cross Currency Swap Contracts (Detail) - Participating cross currency swap contracts [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 797,060	₺ 495,436
Cash flow effect	45,951	(695,892)
Gains recognized in profit or loss	206,118	997,516
Ending balance	₺ 1,049,129	₺ 797,060